CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues		$ 173,514	$ 119,134	$ 78,783
Cost of revenues		(113,476)	(70,970)	(41,603)
Gross Profit		60,038	48,164	37,180
Research and development expenses		(22,132)	(19,040)	(9,300)
Selling, general and administrative expenses		(64,092)	(45,379)	(26,545)
Depreciation and amortization in respect of technology and capitalized development costs		(4,268)	(3,810)	(3,559)
Other expenses		(1,790)	(1,879)	0
Share of loss of equity method investee		(1,794)	(538)	0
Loss from ordinary operations		(34,038)	(22,482)	(2,224)
Finance expenses, net		(3,020)	(1,655)	(3,874)
Loss before taxes on income		(37,058)	(24,137)	(6,098)
Tax benefit (expense)		(451)	(632)	15
Loss for the year		(37,509)	(24,769)	(6,083)
Attribution of income (loss) for the year:
To shareholders of the Company		(37,509)	(24,763)	(6,254)
To non-controlling interests		0	(6)	171
Loss for the year		$ (37,509)	$ (24,769)	$ (6,083)
Loss per share attributed to shareholders of the Company:
Basic earnings (loss) per share	[1]	$ (1.143)	$ (0.82)	$ (0.252)
Diluted earnings (loss) per share	[1]	$ (1.143)	$ (0.82)	$ (0.252)

[1]	Adjusted retrospectively to reflect a 10:1 reverse share split of the Company's ordinary shares effective as September 11, 2022. For additional information, see note 1e.